UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         11/14/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        96
                                               -------------

Form 13F Information Table Value Total:        $1,902,126
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Voting Authority
                                                                                                                   ----------------
Name of                        Title                       Value      Shrs or   SH/   PUT/  Investment   Other
Issuer                        of Class           CUSIP   (X $1000)    Prn Amt   PRN   CALL  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Activcard Corp                  COM            00506J107    2,165      500,000                 Sole             500,000
Acxiom Corp                     COM            005125109   13,104      700,000                 Sole             700,000
Alamosa Hldgs Inc               COM            011589108   12,833      750,000                 Sole             750,000
Allmerica Finl Corp             COM            019754100   24,684      600,000                 Sole             600,000
Altria Group Inc                COM            02209S103   58,968      800,000                 Sole             800,000
Altria Group Inc                PUT            02209S953    3,020       15,000       PUT       Sole              15,000
Altria Group Inc                CALL           02209S903   23,188       26,500       CALL      Sole              26,500
                                DBCV 1.850%                31,403   30,000,000
American Express Co             12/0           025816AS8                                       Sole          30,000,000
Ameritrade Hldg Corp New        COM            03074K100   98,762    4,600,000                 Sole           4,600,000
Assurant Inc                    COM            04621X108   24,442      642,200                 Sole             642,200
Boston Comm Gp                  COM            100582105      509      450,000                 Sole             450,000
Brinks Co                       COM            109696104   16,424      400,000                 Sole             400,000
Callaway Golf Co                COM            131193104    9,054      600,000                 Sole             600,000
Carmike Cinemas Inc             COM            143436400    4,960      216,200                 Sole             216,200
                                Note 3.750%                19,897   15,000,000
Centerpoint Energy Inc          5/1            15189TAM9                                       Sole          15,000,000
Cephalon Inc                    Note 6/1       156708AL3    14,019  15,000,000                 Sole          15,000,000
                                Note 2.000%                 42,368  37,500,000
Cephalon Inc                    6/0            156708AP4                                       Sole          37,500,000
Certegy Inc                     COM            156880106   10,005      250,000                 Sole             250,000
Cf Inds Hldgs Inc               COM            125269100    2,222      150,000                 Sole             150,000
Charter Comms Inc D             CL A           16117M107    9,000    6,000,000                 Sole           6,000,000
Chiron Corp                     CALL           170040909      210        1,151       CALL      Sole               1,151
Cigna Corp                      COM            125509109   28,876      245,000                 Sole             245,000
Clear Channel Comm              COM            184502102   52,624    1,600,000                 Sole           1,600,000
Clear Channel Comm              PUT            184502952      596        7,016       PUT       Sole               7,016
                                SDCV 1.000%                 1,940    2,000,000
Commscope Inc                   3/1            203372AD9                                       Sole           2,000,000
Columbia Sptswr Co              COM            198516106   19,256      415,000                 Sole             415,000
Cosine Comms Inc                COM NEW        221222607    2,356      859,800                 Sole             859,800
Crown Holdings Inc              COM            228368106   15,940    1,000,000                 Sole           1,000,000
CVS Corp                        COM            126650100   23,208      800,000                 Sole             800,000
CVS Corp                        PUT            126650950    1,066        5,200       PUT       Sole               5,200
Del Monte Foods Co              COM            24522P103    3,756      350,000                 Sole             350,000
Discovery Hldg Co               CL A COM       25468Y107   11,221      777,610                 Sole             777,610
Dominion Res Inc Va New         CALL           25746U909    3,100        4,000       CALL      Sole               4,000
Dst Sys Inc Del                 COM            233326107   54,830    1,000,000                 Sole           1,000,000
Dycom Inds Inc                  COM            267475101    4,044      200,000                 Sole             200,000
E Trade Fin Corp                COM            269246104   26,400    1,500,000                 Sole           1,500,000
Egl Inc                         COM            268484102    6,109      225,000                 Sole             225,000
Fed Dept Strs Inc De            COM            31410H101   64,195      960,000                 Sole             960,000
Fed Dept Strs Inc De            PUT            31410H951    5,777        9,600       PUT       Sole               9,600
Fidelity Natl Finl Inc          COM            316326107   42,708      959,300                 Sole             959,300
                                COM PAR
Forest Oil Corp                 $0.01          346091705   20,840      400,000                 Sole             400,000
Gamestop Corp                   COM CL B       36466R200   16,128      568,100                 Sole             568,100
                                Note 1.500%
Gateway Inc                     12/3           367626AB4   15,007   20,500,000                 Sole          20,500,000
Gemstar TV Guide Intl Inc       COM            36866W106    8,880    3,000,000                 Sole           3,000,000
                                DEB SR CV C
General Mtrs Corp               33             370442717   10,863      550,000                 Sole             550,000
General Mls Inc                 DBCV 10/2      370334AU8   49,821   70,000,000                 Sole         700,000,000
Great Atlantic & Pac Tea Inc    COM            390064103   16,307      575,000                 Sole             575,000
Guidant Corp                    CALL           401698905    3,316        5,850       CALL      Sole               5,850
Hudson City Bcp                 COM            443683107   60,354    5,071,790                 Sole           5,071,790
Infousa Inc New                 COM            456818301    3,398      320,000                 Sole             320,000
                                RUSSELL
Ishares Tr                      2000           464287655   38,506      580,000                 Sole             580,000
Lancaster Colony Corp           COM            513847103    5,805      135,000                 Sole             135,000
Lawson Software Inc             COM            520780107    4,858      700,000                 Sole             700,000
                                Note 3.750%
Leucadia Natl Corp              4/1            527288AX2   16,284   15,000,000                 Sole          15,000,000
Liberty Global Inc              COM SER C      530555309    6,438      250,000                 Sole             250,000
Liberty Media Corp New          COM SER A      530718105   46,498    5,776,100                 Sole           5,776,100
                                Note 3.625%
Lions Gate Entmnt Corp          3/1            535919AG9    4,852    5,000,000                 Sole           5,000,000
Loews Corp                      COM            540424108    4,621       50,000                 Sole              50,000
Loews Corp                      CALL           540424908      510        1,000       CALL      Sole               1,000
Louisiana Pac Corp              COM            546347105   29,512    1,065,800                 Sole           1,065,800
Mcdermott Intl Inc              COM            580037109   35,171      960,700                 Sole             960,700
                                Note 2.115%
MDS Inc                         COM            55269P302    2,500      125,000                 Sole             125,000
Mesa Air Group Inc              2/1            590479AD3    5,345   12,500,000                 Sole          12,500,000
News Corp                       CL A           65248E104  162,178   10,402,692                 Sole          10,402,692
Ntl Inc Del                     COM            62940M104   14,656      219,400                 Sole             219,400
Office Depot Inc                COM            676220106   35,640    1,200,000                 Sole           1,200,000
Owens Ill Inc                   COM NEW        690768403    5,155      250,000                 Sole             250,000
Performance Food Group Co       COM            713755106   22,071      700,000                 Sole             700,000
Pilgrims Pride Corp             COM            721467108    2,493       68,500                 Sole              68,500
                                Note 3.000%
Playboy Enterprises Inc         3/1            728117AB8   10,349   10,000,000                 Sole          10,000,000
Polycom Inc                     COM            73172K104    4,043      250,000                 Sole             250,000
Questar Corp                    COM            748356102   48,466      550,000                 Sole             550,000
Reinsurance Grp Amer Inc        COM            759351109    9,164      205,000                 Sole             205,000
Reliant Energy Inc              COM            75952B105   15,440    1,000,000                 Sole           1,000,000
                                Note 5.000%
Reliant Energy Inc              8/1            75952BAD7    8,704    5,000,000                 Sole           5,000,000
Retail Ventures Inc             COM            76128Y102    3,772      343,500                 Sole             343,500
Rite Aid Corp                   COM            767754104    9,700    2,500,000                 Sole           2,500,000
Sepracor Inc                    Note 10/1      817315AW4    9,173    9,000,000                 Sole           9,000,000
                                Note 2.500%
Sirius Satellite Radio Inc      2/1            82966UAC7   11,887    7,500,000                 Sole           7,500,000
Slm Corp                        DBCV 7/2       78442PAC0   15,400   15,000,000                 Sole          15,000,000
Sprint Nextel Corp              COM FON        852061100   70,405    2,960,700                 Sole           2,960,700
Starwood Htls & Rst Wrld        CALL           85590A903      500        4,000       CALL      Sole               4,000
Symbol Techs Inc                COM            871508107    9,196      950,000                 Sole             950,000
Tektronix Inc                   COM            879131100    7,569      300,000                 Sole             300,000
Telewest Global Inc             COM            87956T107   36,676    1,598,100                 Sole           1,598,100
Terra Inds Inc                  COM            880915103   12,303    1,850,000                 Sole           1,850,000
Textron Inc                     COM            883203101   10,758      150,000                 Sole             150,000
Theravance Inc                  COM            88338T104    9,384      446,000                 Sole             446,000
Tyco Intl Ltd New               COM            902124106   38,990    1,400,000                 Sole           1,400,000
Ubiquitel Inc                   COM            903474302    4,370      500,000                 Sole             500,000
                                Note 4.125%
Veeco Instrs Inc Del            12/2           922417AB6    1,875    2,000,000                 Sole           2,000,000
                                DEB 3.875%
Vornado Rlty LP                 4/1            929043AC1   36,261   34,000,000                 Sole          34,000,000
Wellchoice Inc                  COM            949475107   18,975      250,000                 Sole             250,000
Wellpoint Inc                   COM            94973V107   30,328      400,000                 Sole             400,000
Western Gas Res Inc             COM            958259103   10,246      200,000                 Sole             200,000
Wyeth                           DBCV 1/1       983024AD2   20,722   20,000,000                 Sole          20,000,000
